Restatement (Schedule of restatement - Balance sheet) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
Current assets
Loans receivable	$ 28,620
Total current assets	113,833	1,094	1,177
Technology intellectual property	29,448
Property and equipment	1,682
Goodwill	1,352,212
Total assets	1,497,175	1,094	79,177
Current liabilities
Loans payable	673,624	630,624
Total current liabilities	1,719,661	1,373,130	1,073,784
Convertible debt, net of unamortized discount	7,788,645
Total liabilities	9,508,306	1,373,130	1,073,784
Stockholders’ equity (deficit)
Common stock	463	12	10
Additional paid-in capital	13,954,997	9,408,186	9,321,188
Shares to be issued	(60,000)	(60,000)	(60,000)
Deferred compensation	566,488
Accumulated other comprehensive loss	5,776	5,776	5,776
Deficit accumulated during the exploration stage	(21,454,327)	(10,834,458)	(10,370,029)
Total stockholders’ equity (deficit)	(8,011,131)	(1,372,036)	(994,607)	(805,114)	(181,943)	(9,823)	(441,798)	(911,095)	(410,124)	(75,210)
Total liabilities and stockholders’ equity (deficit)	1,497,175	1,094	79,177
As Reported
Current assets
Cash	2,413
Accounts receivable	82,800
Loans receivable	28,620
Total current assets	113,833
Technology intellectual property	9,774,862
Property and equipment	1,682
Goodwill	1,352,212
Total assets	11,242,589
Current liabilities
Accounts payable	581,294
Accrued liabilities	132,339
Loans payable	673,624
Due to related parties	332,404
Total current liabilities	1,719,661
Convertible debt, net of unamortized discount	8,038,096
Total liabilities	9,757,757
Stockholders’ equity (deficit)
Common stock	463
Additional paid-in capital	13,711,742
Shares to be issued	60,000
Deferred compensation	(566,488)
Accumulated other comprehensive loss	(5,776)
Deficit accumulated during the exploration stage	(11,715,109)
Total stockholders’ equity (deficit)	(8,011,131)
Total liabilities and stockholders’ equity (deficit)	11,242,589
As Adjustment
Current assets
Cash
Accounts receivable
Loans receivable
Total current assets
Technology intellectual property	(9,745,414)
Property and equipment
Goodwill
Total assets	(9,745,414)
Current liabilities
Accounts payable
Accrued liabilities
Loans payable
Due to related parties
Total current liabilities
Convertible debt, net of unamortized discount
Total liabilities
Stockholders’ equity (deficit)
Common stock
Additional paid-in capital	(25,200)
Shares to be issued
Deferred compensation
Accumulated other comprehensive loss
Deficit accumulated during the exploration stage	(9,720,214)
Total stockholders’ equity (deficit)	(9,745,414)
Total liabilities and stockholders’ equity (deficit)	(9,745,414)
As Restated
Current assets
Cash	2,413
Accounts receivable	82,800
Loans receivable	28,620
Total current assets	113,833
Technology intellectual property	29,448
Property and equipment	1,682
Goodwill	1,352,212
Total assets	1,497,175
Current liabilities
Accounts payable	581,294
Accrued liabilities	132,339
Loans payable	673,624
Due to related parties	332,404
Total current liabilities	1,719,661
Convertible debt, net of unamortized discount	8,038,096
Total liabilities	9,757,757
Stockholders’ equity (deficit)
Common stock	463
Additional paid-in capital	13,686,542
Shares to be issued	60,000
Deferred compensation	(566,488)
Accumulated other comprehensive loss	(5,776)
Deficit accumulated during the exploration stage	(21,435,323)
Total stockholders’ equity (deficit)	(8,260,582)
Total liabilities and stockholders’ equity (deficit)	$ 1,497,175